FINANCIAL RISK MANAGEMENT, Financial Instrument Categories (Details) - ARS ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
CURRENT ASSETS [Abstract]
Total current assets	$ 6,535,185	$ 3,020,955
NON-CURRENT ASSETS [Abstract]
Total non-current assets	27,070	179,357
Total assets	6,562,255	3,200,312
CURRENT LIABILITIES [Abstract]
Total current liabilities	3,007,777	1,245,232
NON-CURRENT LIABILITIES [Abstract]
Total non-current liabilities	3,169,760	3,771,604
Total liabilities	6,177,537	5,016,836
Trade Payables [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities	1,453,303	961,248
Loans [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities	1,329,270	145,396
Payroll and Social Security Taxes Payables [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities	191,657	134,772
Other Payables [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities	33,547	3,816
Loans [Member]
NON-CURRENT LIABILITIES [Abstract]
Total non-current liabilities	3,169,760	3,771,604
Financial liabilities at fair value, class [member]
CURRENT LIABILITIES [Abstract]
Total current liabilities	0	0
NON-CURRENT LIABILITIES [Abstract]
Total non-current liabilities	0	0
Total liabilities	0	0
Financial liabilities at fair value, class [member] | Trade Payables [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities	0	0
Financial liabilities at fair value, class [member] | Loans [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities	0	0
Financial liabilities at fair value, class [member] | Payroll and Social Security Taxes Payables [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities	0	0
Financial liabilities at fair value, class [member] | Other Payables [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities	0	0
Financial liabilities at fair value, class [member] | Loans [Member]
NON-CURRENT LIABILITIES [Abstract]
Total non-current liabilities	0	0
Other Financial Liabilities [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities	3,007,777	1,245,232
NON-CURRENT LIABILITIES [Abstract]
Total non-current liabilities	3,169,760	3,771,604
Total liabilities	6,177,537	5,016,836
Other Financial Liabilities [Member] | Trade Payables [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities	1,453,303	961,248
Other Financial Liabilities [Member] | Loans [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities	1,329,270	145,396
Other Financial Liabilities [Member] | Payroll and Social Security Taxes Payables [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities	191,657	134,772
Other Financial Liabilities [Member] | Other Payables [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities	33,547	3,816
Other Financial Liabilities [Member] | Loans [Member]
NON-CURRENT LIABILITIES [Abstract]
Total non-current liabilities	3,169,760	3,771,604
Trade Receivables [Member]
CURRENT ASSETS [Abstract]
Total current assets	2,033,540	1,226,439
NON-CURRENT ASSETS [Abstract]
Total non-current assets	3,055	8,122
Other Receivables [Member]
CURRENT ASSETS [Abstract]
Total current assets	183,185	169,019
NON-CURRENT ASSETS [Abstract]
Total non-current assets	9,542	6,779
Other Financial Assets at Amortized Cost [Member]
CURRENT ASSETS [Abstract]
Total current assets	1,445,428	14,900
NON-CURRENT ASSETS [Abstract]
Total non-current assets	14,473	21,584
Other Financial Assets at Fair Value Through Profit or Loss [Member]
CURRENT ASSETS [Abstract]
Total current assets	220,229	55,508
NON-CURRENT ASSETS [Abstract]
Total non-current assets		142,872
Cash and Cash Equivalents [Member]
CURRENT ASSETS [Abstract]
Total current assets	2,652,803	1,555,089
Financial Assets at Fair Value [Member]
CURRENT ASSETS [Abstract]
Total current assets	1,548,203	957,188
NON-CURRENT ASSETS [Abstract]
Total non-current assets	0	142,872
Total assets	1,548,203	1,100,060
Financial Assets at Fair Value [Member] | Trade Receivables [Member]
CURRENT ASSETS [Abstract]
Total current assets	0	0
NON-CURRENT ASSETS [Abstract]
Total non-current assets	0	0
Financial Assets at Fair Value [Member] | Other Receivables [Member]
CURRENT ASSETS [Abstract]
Total current assets	0	0
NON-CURRENT ASSETS [Abstract]
Total non-current assets	0	0
Financial Assets at Fair Value [Member] | Other Financial Assets at Amortized Cost [Member]
CURRENT ASSETS [Abstract]
Total current assets	0	0
NON-CURRENT ASSETS [Abstract]
Total non-current assets	0
Financial Assets at Fair Value [Member] | Other Financial Assets at Fair Value Through Profit or Loss [Member]
CURRENT ASSETS [Abstract]
Total current assets	220,229	55,508
NON-CURRENT ASSETS [Abstract]
Total non-current assets		142,872
Financial Assets at Fair Value [Member] | Cash and Cash Equivalents [Member]
CURRENT ASSETS [Abstract]
Total current assets	1,327,974	901,680
Financial Assets Held to Maturity [Member]
CURRENT ASSETS [Abstract]
Total current assets	1,438,317	0
NON-CURRENT ASSETS [Abstract]
Total non-current assets	0	0
Total assets	1,438,317	0
Financial Assets Held to Maturity [Member] | Trade Receivables [Member]
CURRENT ASSETS [Abstract]
Total current assets	0	0
NON-CURRENT ASSETS [Abstract]
Total non-current assets	0	0
Financial Assets Held to Maturity [Member] | Other Receivables [Member]
CURRENT ASSETS [Abstract]
Total current assets	0	0
NON-CURRENT ASSETS [Abstract]
Total non-current assets	0	0
Financial Assets Held to Maturity [Member] | Other Financial Assets at Amortized Cost [Member]
CURRENT ASSETS [Abstract]
Total current assets	1,438,317	0
NON-CURRENT ASSETS [Abstract]
Total non-current assets	0
Financial Assets Held to Maturity [Member] | Other Financial Assets at Fair Value Through Profit or Loss [Member]
CURRENT ASSETS [Abstract]
Total current assets	0	0
NON-CURRENT ASSETS [Abstract]
Total non-current assets		0
Financial Assets Held to Maturity [Member] | Cash and Cash Equivalents [Member]
CURRENT ASSETS [Abstract]
Total current assets	0	0
Loans and Other Receivables [Member]
CURRENT ASSETS [Abstract]
Total current assets	3,548,665	2,063,767
NON-CURRENT ASSETS [Abstract]
Total non-current assets	27,070	36,485
Total assets	3,575,735	2,100,252
Loans and Other Receivables [Member] | Trade Receivables [Member]
CURRENT ASSETS [Abstract]
Total current assets	2,033,540	1,226,439
NON-CURRENT ASSETS [Abstract]
Total non-current assets	3,055	8,122
Loans and Other Receivables [Member] | Other Receivables [Member]
CURRENT ASSETS [Abstract]
Total current assets	183,185	169,019
NON-CURRENT ASSETS [Abstract]
Total non-current assets	9,542	6,779
Loans and Other Receivables [Member] | Other Financial Assets at Amortized Cost [Member]
CURRENT ASSETS [Abstract]
Total current assets	7,111	14,900
NON-CURRENT ASSETS [Abstract]
Total non-current assets	14,473	21,584
Loans and Other Receivables [Member] | Other Financial Assets at Fair Value Through Profit or Loss [Member]
CURRENT ASSETS [Abstract]
Total current assets	0	0
NON-CURRENT ASSETS [Abstract]
Total non-current assets		0
Loans and Other Receivables [Member] | Cash and Cash Equivalents [Member]
CURRENT ASSETS [Abstract]
Total current assets	$ 1,324,829	$ 653,409